Finance income and expense (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Finance income
Interest received on bank deposits	$ 6
Gain on equity settled derivative financial liability	398
Total finance income	404
Finance expense
Interest expense on lease liabilities	24	13
Other loans		9
Loss on equity settled derivative financial liability		134
Total finance expense	$ 24	$ 156